FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Remaining contractual life of the derivatives portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 4,417,863	[1]	$ 2,938,142
Derivative financial liabilities	4,514,630	[1]	2,679,643
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,417,863		2,938,142
Derivative financial liabilities	4,514,630		2,679,643
Derivative financial instruments | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	3,299,532		1,642,934
Derivative financial liabilities	3,179,503		1,396,687
Derivative financial instruments | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	566,598		688,506
Derivative financial liabilities	785,774		640,276
Derivative financial instruments | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	551,733		606,702
Derivative financial liabilities	549,353		642,680
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,954,592		1,136,475
Derivative financial liabilities	2,727,762		973,662
Forwards | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,875,220		1,105,226
Derivative financial liabilities	2,672,446		943,804
Forwards | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	79,361		31,249
Derivative financial liabilities	55,311		29,858
Forwards | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	11
Derivative financial liabilities	5
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,347,194		1,699,289
Derivative financial liabilities	1,639,933		1,623,499
Swaps | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	317,806		440,817
Derivative financial liabilities	373,109		376,346
Swaps | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	477,666		651,770
Derivative financial liabilities	717,476		604,473
Swaps | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	551,722		606,702
Derivative financial liabilities	549,348		642,680
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	116,077		102,378
Derivative financial liabilities	146,935		82,482
Options | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	106,506		96,891
Derivative financial liabilities	133,948		76,537
Options | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	9,571		5,487
Derivative financial liabilities	$ 12,987		$ 5,945

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.